Share Based Compensation Plans - Schedule of Employee Stock Option Plan Activity (Details)		12 Months Ended
		Mar. 31, 2020 shares $ / shares		Mar. 31, 2019 shares $ / shares		Mar. 31, 2018 shares $ / shares
IPO India Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, outstanding at beginning of period | shares		757,886		1,624,035		2,108,063
Number of shares, granted | shares						863,320
Number of shares, exercised | shares		(121,496)		(536,263)		(1,113,160)
Number of shares, forfeited and lapsed | shares		(156,775)		(329,886)		(234,188)
Number of shares, outstanding at ending of period | shares		479,615		757,886		1,624,035
Number of shares, exercisable at ending of period | shares		325,740		289,002		501,122
Weighted average exercise price, outstanding at beginning of period | $ / shares		$ 32.17	[1]	$ 35.00	[1]	$ 34.96
Weighted average exercise price, granted | $ / shares	[1]					10.00
Weighted average exercise price, exercised | $ / shares	[1]	10.00		10.00		32.19
Weighted average exercise price, forfeited and lapsed | $ / shares	[1]	10.00		51.66		10.00
Weighted average exercise price, outstanding at end of period | $ / shares	[1]	45.03		32.17		35.00
Weighted average exercise price, exercisable at ending of period | $ / shares	[1]	$ 61.56		$ 68.13		$ 65.14
JSOP Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, outstanding at beginning of period | shares		384,862		1,146,965		1,146,955
Number of shares, granted | shares
Number of shares, exercised | shares
Number of shares, forfeited and lapsed | shares		(384,862)		(762,093)
Number of shares, outstanding at ending of period | shares				384,862		1,146,965
Number of shares, exercisable at ending of period | shares				384,862		728,736
Weighted average exercise price, outstanding at beginning of period | $ / shares		$ 11.00		$ 16.19		$ 16.22
Weighted average exercise price, granted | $ / shares
Weighted average exercise price, exercised | $ / shares
Weighted average exercise price, forfeited and lapsed | $ / shares		11.00		18.86
Weighted average exercise price, outstanding at end of period | $ / shares				11.00		16.19
Weighted average exercise price, exercisable at ending of period | $ / shares				$ 11.00		$ 11.00
Option Award Scheme 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, outstanding at beginning of period | shares				674,045		674,045
Number of shares, granted | shares
Number of shares, exercised | shares
Number of shares, forfeited and lapsed | shares				(674,045)
Number of shares, outstanding at ending of period | shares						674,045
Number of shares, exercisable at ending of period | shares						449,363
Weighted average exercise price, outstanding at beginning of period | $ / shares				$ 11.00		$ 11.00
Weighted average exercise price, granted | $ / shares
Weighted average exercise price, exercised | $ / shares
Weighted average exercise price, forfeited and lapsed | $ / shares				11.00
Weighted average exercise price, outstanding at end of period | $ / shares						11.00
Weighted average exercise price, exercisable at ending of period | $ / shares						$ 11.00
2014 Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, outstanding at beginning of period | shares		399,999		399,999		723,749
Number of shares, granted | shares
Number of shares, exercised | shares
Number of shares, forfeited and lapsed | shares						(323,750)
Number of shares, outstanding at ending of period | shares		399,999		399,999		399,999
Number of shares, exercisable at ending of period | shares		399,999		399,999		289,583
Weighted average exercise price, outstanding at beginning of period | $ / shares		$ 17.79		$ 17.79		$ 18.06
Weighted average exercise price, granted | $ / shares
Weighted average exercise price, exercised | $ / shares
Weighted average exercise price, forfeited and lapsed | $ / shares						18.39
Weighted average exercise price, outstanding at end of period | $ / shares		17.79		17.79		17.79
Weighted average exercise price, exercisable at ending of period | $ / shares		$ 17.79		$ 17.79		$ 17.67
2015 Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, outstanding at beginning of period | shares	[2]	1,290,399		211,250		233,750
Number of shares, granted | shares		674,045	[3]	1,305,399	[3]
Number of shares, exercised | shares		(132,013)		(10,416)		(10,208)
Number of shares, forfeited and lapsed | shares		(233,333)		(215,834)		(12,292)
Number of shares, outstanding at ending of period | shares		1,599,098		1,290,399	[2]	211,250	[2]
Number of shares, exercisable at ending of period | shares		1,549,098		981,545		181,354
Weighted average exercise price, outstanding at beginning of period | $ / shares		$ 14.68		$ 16.21		$ 16.23
Weighted average exercise price, granted | $ / shares		0.38	[4]	14.86
Weighted average exercise price, exercised | $ / shares		2.00		7.92		8.71
Weighted average exercise price, forfeited and lapsed | $ / shares		16.18		18.23		14.64
Weighted average exercise price, outstanding at end of period | $ / shares		2.69		14.68		16.21
Weighted average exercise price, exercisable at ending of period | $ / shares		$ 2.72		$ 14.66		$ 17.36
Other Share Option Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, outstanding at beginning of period | shares		500,000		500,000		500,000
Number of shares, granted | shares
Number of shares, exercised | shares
Number of shares, forfeited and lapsed | shares		(500,000)
Number of shares, outstanding at ending of period | shares				500,000		500,000
Number of shares, exercisable at ending of period | shares				400,000		300,000
Weighted average exercise price, outstanding at beginning of period | $ / shares		$ 16.00		$ 18.88		$ 18.88
Weighted average exercise price, granted | $ / shares
Weighted average exercise price, exercised | $ / shares
Weighted average exercise price, forfeited and lapsed | $ / shares		16.00
Weighted average exercise price, outstanding at end of period | $ / shares				16.00		18.88
Weighted average exercise price, exercisable at ending of period | $ / shares				$ 16.00		$ 18.88
Restricted Stock Unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, outstanding at beginning of period | shares		505,944		837,590		182,725
Number of shares, granted | shares	[5]	4,899,280		211,567		1,044,290
Number of shares, exercised | shares		(2,088,181)		(450,541)		(366,491)
Number of shares, forfeited and lapsed | shares		(37,447)		(92,672)		(22,934)
Number of shares, outstanding at ending of period | shares		3,279,597		505,944		837,590
Number of shares, exercisable at ending of period | shares		311,740		34,416		119,150
Weighted average exercise price, outstanding at beginning of period | $ / shares
Weighted average exercise price, granted | $ / shares		0.3	[4]
Weighted average exercise price, exercised | $ / shares
Weighted average exercise price, forfeited and lapsed | $ / shares
Weighted average exercise price, outstanding at end of period | $ / shares
Weighted average exercise price, exercisable at ending of period | $ / shares
Management Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, outstanding at beginning of period | shares		2,593,333		1,513,333		1,130,000
Number of shares, granted | shares	[6]	10,230,320		1,400,000		700,000
Number of shares, exercised | shares	[7]	(7,448,320)		(320,000)		(316,667)
Number of shares, forfeited and lapsed | shares		(320,000)
Number of shares, outstanding at ending of period | shares		5,055,333		2,593,333		1,513,333
Number of shares, exercisable at ending of period | shares		890,000		516,667		173,333
Weighted average exercise price, outstanding at beginning of period | $ / shares
Weighted average exercise price, granted | $ / shares
Weighted average exercise price, exercised | $ / shares
Weighted average exercise price, forfeited and lapsed | $ / shares
Weighted average exercise price, outstanding at end of period | $ / shares		0.01
Weighted average exercise price, exercisable at ending of period | $ / shares		$ 0.03

[1]	INR - Indian Rupees
[2]	includes 233,364 and 622,035 options granted in prior year/s and wherein the exercise price was modified to $ 2 per share and GBP 0.3 per share, respectively.
[3]	Options granted in during the year, wherein the exercise price was modified to GBP 0.3 per share
[4]	GBP - Great Britain Pound
[5]	Out of above, 873,000 RSU were accelerated for immediate vesting as against original vesting period of 3 years.
[6]	Includes 6,808,320 B Ordinary shares granted on July 12, 2019 and February 28, 2020, respectively
[7]	Includes issuance of 6,808,320 B Ordinary treasury shares